Income Tax Expense (Details) - Schedule of deferred tax assets and liabilities - CNY (¥) ¥ in Thousands	Aug. 31, 2022	Aug. 31, 2021
Deferred tax assets:
Net operating loss carry-forward	¥ 184,081	¥ 162,177
Less: valuation allowance	(98,978)	(98,081)
Total deferred tax assets	85,103	64,096
Deferred tax liabilities:
Intangible assets	21,707	26,744
Total deferred tax liabilities	¥ 21,707	¥ 26,744